Exhibit 99.1

World Omni Auto Receivables Trust 2012-A
Monthly Servicer Certificate
December 31, 2015

Dates Covered
Collections Period	12/01/15 - 12/31/15
Interest Accrual Period	12/15/15 - 01/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/15	120,513,652.02	15,608
Yield Supplement Overcollateralization Amount at 11/30/15	531,261.25	0
Receivables Balance at 11/30/15	121,044,913.27	15,608
Principal Payments	8,463,598.11	446
Defaulted Receivables	232,930.22	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/15	456,660.22	0
Pool Balance at 12/31/15	111,891,724.72	15,144

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Pool Factor	11.95%

Prepayment ABS Speed	1.32%

Overcollateralization Target Amount	9,242,074.34
Actual Overcollateralization	9,242,074.34

Weighted Average APR	4.56%
Weighted Average APR, Yield Adjusted	5.17%
Weighted Average Remaining Term	23.40

Delinquent Receivables:
Past Due 31-60 days	2,923,858.98	267
Past Due 61-90 days	809,260.74	77
Past Due 91-120 days	190,556.10	19
Past Due 121+ days	0.00	0
Total	3,923,675.82	363

Total 31+ Delinquent as % Ending Pool Balance	3.51%

Recoveries	113,493.26

Aggregate Net Losses/(Gains) - December 2015	119,436.96

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	1.18%
Prior Period Net Loss Ratio	0.64%
Second Prior Period Net Loss Ratio	0.17%
Third Prior Period Net Loss Ratio	0.26%
Four Month Average	0.56%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.26%

Flow of Funds	$ Amount

Collections	9,056,435.41
Advances	23.68
Investment Earnings on Cash Accounts	2,093.86
Servicing Fee	(100,870.76)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	8,957,682.19

Distributions of Available Funds
(1) Class A Interest	65,401.53
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	8,621,927.30
(7) Distribution to Certificateholders	246,836.19
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	8,957,682.19

Servicing Fee	100,870.76
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 12/15/15	111,271,577.68
Principal Paid	8,621,927.30
Note Balance @ 01/15/16	102,649,650.38

Class A-1
Note Balance @ 12/15/15	0.00
Principal Paid	0.00
Note Balance @ 01/15/16	0.00
Note Factor @ 01/15/16	0.0000000%

Class A-2
Note Balance @ 12/15/15	0.00
Principal Paid	0.00
Note Balance @ 01/15/16	0.00
Note Factor @ 01/15/16	0.0000000%

Class A-3
Note Balance @ 12/15/15	0.00
Principal Paid	0.00
Note Balance @ 01/15/16	0.00
Note Factor @ 01/15/16	0.0000000%

Class A-4
Note Balance @ 12/15/15	92,331,577.68
Principal Paid	8,621,927.30
Note Balance @ 01/15/16	83,709,650.38
Note Factor @ 01/15/16	65.5672048%

Class B
Note Balance @ 12/15/15	18,940,000.00
Principal Paid	0.00
Note Balance @ 01/15/16	18,940,000.00
Note Factor @ 01/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	88,918.70
Total Principal Paid	8,621,927.30
Total Paid	8,710,846.00

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.85000%
Interest Paid	65,401.53
Principal Paid	8,621,927.30
Total Paid to A-4 Holders	8,687,328.83

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00
Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.0984256
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.5437590
Total Distribution Amount	9.6421846

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.5122701
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	67.5329153
Total A-4 Distribution Amount	68.0451854

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 11/30/15	37,734.18
Balance as of 12/31/15	37,757.86
Change	23.68

Reserve Account
Balance as of 12/15/15	2,310,518.58
Investment Earnings	467.66
Investment Earnings Paid	(467.66)
Deposit/(Withdrawal)	-
Balance as of 01/15/16	2,310,518.58
Change	-

Required Reserve Amount	2,310,518.58